Total
WisdomTree Siegel High Income Digital Fund
WisdomTree Siegel High Income Digital Fund
Investment Objective
The WisdomTree Siegel High Income Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Siegel High Income Index.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	WisdomTree Siegel High Income Digital Fund WisdomTree Siegel High Income Digital Fund USD ($)
Shareholder Fees(fees paid directly from your investment)	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Siegel High Income Digital Fund WisdomTree Siegel High Income Digital Fund
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.43%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
WisdomTree Siegel High Income Digital Fund | WisdomTree Siegel High Income Digital Fund | USD ($)	44	138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new, so it has no portfolio turnover as of the date of this prospectus.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Siegel High Income Index (the “Index”) through the use of a representative sampling strategy.

All exchange traded funds (“ETFs”) traded intra-day on U.S. exchanges are eligible for inclusion in the Index. The Index is comprised of a diversified portfolio of ETFs (each, an “Underlying Fund”). In seeking to generate higher income, the Index will make an allocation to Underlying Funds that invest in equities (including U.S. and international equities, and potentially emerging markets equities) and the remaining allocation to Underlying Funds that invest in fixed income. With respect to equity Underlying Funds, the Index is focused on income generation through Underlying Funds that exhibit higher dividend yields, but may also include equity ETFs with lower valuation ratios in seeking relative market outperformance. A valuation ratio helps in assessing whether a particular company or companies included in an Underlying Fund may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow) Accordingly, Underlying Funds that exhibit the inclusion of undervalued companies are more likely to be included in the Index.

The Underlying Funds included in the Index may include companies of any capitalization, although it is anticipated that the Index will primarily include Underlying Funds investing in mid-cap and large-cap companies in relation to the Index’s strategy. Asset allocations may fluctuate over time.

The Index is maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree” or the “Index Provider”) and is governed by a published, rules-based methodology with an Index committee comprised of WisdomTree personnel (the “Committee”). The Committee will leverage insights from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, whereby such insights will include Dr. Siegel’s research on global financial markets, the global economic environment, monetary policy and interest rates, and Dr. Siegel’s views related thereto. Qualitative and quantitative characteristics of eligible Underlying Funds are evaluated by the Committee. Eligible Underlying Funds that are representative of the characteristics described above are selected for inclusion in the Index by the Committee. The Committee has the authority to select and replace Underlying Funds within the parameters of the Index methodology. Based on the strategy of the Index, it is anticipated that the Index will consist primarily of Underlying Funds managed by an affiliate of the Adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”), but will also include one or more Underlying Funds managed by third-party advisers. It is anticipated that the Index will include between eight (8) to sixteen (16) Underlying Funds as Index constituents. The Committee will generally meet monthly in order to consider potential Index rebalancing and reconstitution, although Committee meetings and/or Index changes may occur at different times and there may be no changes resulting from a Committee meeting. The Index is weighted according to the Committee’s view and the Index’s strategy.

The Fund will publicly disclose its holdings daily at www.wisdomtree.com/investments.

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology to maintain a secondary record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

Although WisdomTree Transfers, Inc. (formerly, Securrency Transfers, Inc.), the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), will maintain the official record of share ownership in book-entry form (the “Official Record”), the ownership of the Fund’s shares will also be recorded – or digitized – on the Stellar or Ethereum blockchains (the “Secondary Record”). The Transfer Agent will reconcile secondary blockchain transactions with the Fund’s records on at least a daily basis. Reconciliation involves maintaining a matching Official Record and Secondary Record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. (“WisdomTree Digital”) provides a Stellar-based wallet service through a mobile application, WisdomTree Prime™ (the “App”) (see “Purchase and Sale of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

In order to maintain the Secondary Record, WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. The registry enforces transaction compliance through smart contracts by requiring the control location to co-sign a transaction after review. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

By leveraging the blockchain infrastructure technology of Securrency, Inc., as licensed by WisdomTree for use by it and its affiliates, including WisdomTree Transfers, it is anticipated that Fund shareholders will have the benefit of shares that may be operated on more than one blockchain, initially the Stellar and Ethereum blockchains. Shareholders can move the Secondary Record of ownership between the Stellar and Ethereum blockchains as desired through interoperability, with the Transfer Agent continuing to maintain the Official Record. This interoperability permits shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., initially, the Stellar and Ethereum blockchains), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The secondary recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not directly or indirectly invest in any assets that rely on blockchain technology, such as cryptocurrencies.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. The Committee has the authority to select and replace Underlying Funds, which, based on the strategy of the Index, are expected to consist primarily of Underlying Funds managed by an affiliate of the Adviser. As a result, the Committee is subject to a potential conflict of interest in doing so because the Committee consists of personnel associated with WisdomTree, which is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. It is important to note, however, that the Index methodology requires that the Committee consider, and include, one or more funds managed by unaffiliated investment managers and the Adviser has a fiduciary duty to the Fund and must act in the Fund’s best interest.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund’s income to fluctuate.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

Performance

Because the Fund is new, it has no performance history. When the Fund has been in operation for a full calendar year, performance information will be shown. Once the Fund has commenced operations, you can obtain updated performance information by accessing the information through the App (as defined below in “Purchase and Sale of Fund Shares”) or at www.wisdomtree.com/investments.

WisdomTree Siegel High Income Digital Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Siegel High Income Digital Fund | Blockchain Technology Risk [Member]
Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.
WisdomTree Siegel High Income Digital Fund | Investments in Underlying Funds Risk [Member]
Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.
WisdomTree Siegel High Income Digital Fund | Underlying Fund Risk [Member]
Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. The Committee has the authority to select and replace Underlying Funds, which, based on the strategy of the Index, are expected to consist primarily of Underlying Funds managed by an affiliate of the Adviser. As a result, the Committee is subject to a potential conflict of interest in doing so because the Committee consists of personnel associated with WisdomTree, which is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. It is important to note, however, that the Index methodology requires that the Committee consider, and include, one or more funds managed by unaffiliated investment managers and the Adviser has a fiduciary duty to the Fund and must act in the Fund’s best interest.
WisdomTree Siegel High Income Digital Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Siegel High Income Digital Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers, as well as the App, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Siegel High Income Digital Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Siegel High Income Digital Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Siegel High Income Digital Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.
WisdomTree Siegel High Income Digital Fund | Geopolitical Risk [Member]
Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Siegel High Income Digital Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
WisdomTree Siegel High Income Digital Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Siegel High Income Digital Fund | Income Risk [Member]
Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund’s income to fluctuate.
WisdomTree Siegel High Income Digital Fund | Interest Rate Risk [Member]
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.
WisdomTree Siegel High Income Digital Fund | Issuer Credit Risk [Member]
Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
WisdomTree Siegel High Income Digital Fund | Issuer Specific Risk [Member]
Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Siegel High Income Digital Fund | Market Risk [Member]
Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Siegel High Income Digital Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Siegel High Income Digital Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.